FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	0 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities [Absract]
Schedule of Accounts Receivable Securitization
The following table summarizes the net balance outstanding due to outstanding securitization programs:

	As of and for the year ended December 31,
	2013	2012
	(U.S. $ in millions)

Sold receivables at the beginning of the year	$535	$435

Proceeds from sale of receivables	3,662	3,491

Cash collections (remitted to the owner of the receivables)	(3,635)	(3,393)

Effect of currency exchange rate changes	28	2

Sold receivables at the end of the year	$590	$535

Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
b. Derivative instrument disclosure:

The following table summarizes the notional amounts for hedged items, for transactions designated as hedge accounting:

	December 31,
	2013	2012
	(U.S. $ in millions)

Interest rate swap - cash flow hedge	$-	$1,100

Interest rate swap - fair value hedge	2,500	1,550

Cross currency swap - cash flow hedge	1,875	1,875

Forecasted transactions - cash flow hedge	300	200

The following table summarizes the classification and fair values of derivative instruments:
		Fair value
		December 31,
	Reported under	2013	2012

		(U.S. $ in millions)
Asset derivatives - interest rate swap - fair value hedge designated as hedging instruments	Other current assets	$2	$4

Liability derivatives - interest rate swap - cash flow hedge designated as hedging instruments	Other current liabilities	-	(4)

Liability derivatives - interest rate swap - fair value hedge designated as hedging instruments	Senior notes and loans	(233)	(14)

Liability derivatives - cross currency swap - cash flow hedge designated as hedging instruments	Senior notes and loans	(203)	(91)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	(17)	(29)

Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	28	20